UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2021

Item 1.

Reports to Stockholders

Fidelity® International Credit Central Fund

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2021
United Kingdom	23.0%
Netherlands	12.1%
Germany	10.6%
United States of America	8.2%
Luxembourg	7.7%
France	7.7%
Ireland	6.6%
Switzerland	4.0%
Italy	3.8%
Other	16.3%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2021
U.S. Government and U.S. Government Agency Obligations	2.8%
AAA	5.3%
AA	1.4%
A	2.9%
BBB	45.8%
BB and Below	25.5%
Not Rated	9.3%
Short-Term Investments and Net Other Assets	7.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2021*,**
Corporate Bonds	54.1%
Foreign Government and Government Agency Obligations	7.3%
U.S. Government and Government Agency Obligations	2.8%
Preferred Securities	28.8%
Short-Term Investments and Net Other Assets (Liabilities)	7.0%

 * Futures and Swaps - 15.0%

 ** Foreign Currency Contracts - (63.8)%

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 54.1%
		Principal Amount(a)	Value
Argentina - 0.2%
YPF SA 4% 2/12/26 (b)(c)		$1,207,685	$1,010,349
Australia - 1.3%
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (d)	EUR	500,000	602,980
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	2,600,000	3,131,019
QBE Insurance Group Ltd. 6.75% 12/2/44 (Reg. S) (d)		2,200,000	2,491,500

TOTAL AUSTRALIA			6,225,499

Bailiwick of Guernsey - 0.3%
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	1,200,000	1,418,062
Bailiwick of Jersey - 1.4%
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	1,600,000	2,226,542
7.125% 2/14/24	GBP	2,785,000	4,397,642

TOTAL BAILIWICK OF JERSEY			6,624,184

Cayman Islands - 0.7%
Alibaba Group Holding Ltd. 2.125% 2/9/31		200,000	196,026
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	2,300,000	3,168,291

TOTAL CAYMAN ISLANDS			3,364,317

Denmark - 0.8%
Danske Bank A/S 2.25% 1/14/28 (Reg. S) (d)	GBP	1,945,000	2,760,267
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	697,000	836,385

TOTAL DENMARK			3,596,652

France - 3.8%
Ceetrus SA 2.75% 11/26/26 (Reg. S)	EUR	1,100,000	1,423,003
Iliad SA:
0.625% 11/25/21 (Reg. S)	EUR	2,800,000	3,325,950
0.75% 2/11/24 (Reg. S)	EUR	6,500,000	7,695,167
1.5% 10/14/24 (Reg. S)	EUR	800,000	961,818
Lagardere S.C.A. 1.625% 6/21/24 (Reg. S)	EUR	2,600,000	3,084,183
Societe Generale:
4.25% 4/14/25 (c)		200,000	217,179
4.75% 11/24/25 (c)		975,000	1,087,176

TOTAL FRANCE			17,794,476

Germany - 2.8%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	2,215,000	2,495,288
Bayer AG:
2.375% 4/2/75 (Reg. S) (d)	EUR	7,140,000	8,586,019
3.75% 7/1/74 (Reg. S) (d)	EUR	200,000	250,490
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	1,200,000	1,430,015

TOTAL GERMANY			12,761,812

Greece - 0.2%
Alpha Bank AE 4.25% 2/13/30 (Reg. S) (d)	EUR	750,000	868,377
Ireland - 6.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 6.5% 7/15/25		1,100,000	1,290,204
AIB Group PLC 1.875% 11/19/29 (Reg. S) (d)	EUR	3,985,000	4,842,957
Bank Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (d)	EUR	3,000,000	3,538,098
2.375% 10/14/29 (Reg. S) (d)	EUR	2,835,000	3,504,980
3.125% 9/19/27 (Reg. S) (d)	GBP	3,675,000	5,175,590
Cloverie PLC 4.5% 9/11/44 (Reg. S) (d)		6,507,000	7,032,414
Ryanair DAC 0.875% 5/25/26 (Reg. S)	EUR	2,650,000	3,152,619

TOTAL IRELAND			28,536,862

Italy - 2.9%
Aeroporti di Roma SPA:
1.625% 2/2/29 (Reg. S)	EUR	450,000	561,360
1.75% 7/30/31 (Reg. S)	EUR	700,000	864,159
Enel SpA 3.375% (Reg. S) (d)(e)	EUR	1,970,000	2,584,120
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (d)	EUR	4,305,000	5,217,824
6.572% 1/14/22 (c)		4,240,000	4,370,855

TOTAL ITALY			13,598,318

Luxembourg - 4.4%
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	6,200,000	7,196,119
2.25% 4/27/27 (Reg. S)	EUR	800,000	933,891
Alpha Trains Finance SA 2.064% 6/30/30	EUR	2,534,000	3,141,909
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	3,950,000	4,657,684
1.4% 7/6/22 (Reg. S)	EUR	610,000	731,014
1.75% 3/12/29 (Reg. S)	EUR	1,300,000	1,599,928
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	1,900,000	2,262,928

TOTAL LUXEMBOURG			20,523,473

Mexico - 1.9%
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		690,000	765,167
Petroleos Mexicanos:
2.5% 11/24/22 (Reg. S)	EUR	159,000	190,514
6.5% 3/13/27		7,485,000	7,956,555

TOTAL MEXICO			8,912,236

Netherlands - 3.8%
CTP BV:
0.5% 6/21/25 (Reg. S)	EUR	1,600,000	1,889,368
0.625% 11/27/23 (Reg. S)	EUR	2,200,000	2,636,062
Demeter Investments BV 5.75% 8/15/50 (Reg. S) (d)		5,225,000	5,908,242
Deutsche Annington Finance BV 5% 10/2/23 (c)		950,000	1,028,685
Technip Energies NV 1.125% 5/28/28	EUR	2,800,000	3,316,727
Teva Pharmaceutical Finance Netherlands III BV 1.25% 3/31/23 (Reg. S)	EUR	1,650,000	1,912,467
Wabtec Transportation Netherlands BV 1.25% 12/3/27	EUR	800,000	956,227

TOTAL NETHERLANDS			17,647,778

Portugal - 0.3%
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (d)	EUR	1,100,000	1,319,833
Sweden - 1.4%
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (d)	EUR	1,800,000	2,257,024
Samhallsbyggnadsbolaget I Norden AB 1.75% 1/14/25 (Reg. S)	EUR	3,235,000	4,017,516

TOTAL SWEDEN			6,274,540

Switzerland - 2.1%
Credit Suisse Group AG:
4.194% 4/1/31 (c)(d)		2,000,000	2,247,657
6.5% 8/8/23 (Reg. S)		6,850,000	7,566,784

TOTAL SWITZERLAND			9,814,441

United Kingdom - 18.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S) (f)	GBP	675,000	934,600
Barclays PLC 2% 2/7/28 (Reg. S) (d)	EUR	850,000	1,033,282
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	3,450,000	4,782,647
Imperial Tobacco Finance PLC 3.5% 7/26/26 (c)		15,082,000	16,145,461
InterContinental Hotel Group PLC:
3.375% 10/8/28 (Reg. S)	GBP	5,430,000	8,112,420
3.75% 8/14/25 (Reg. S)	GBP	250,000	375,642
John Lewis PLC 6.125% 1/21/25	GBP	4,681,000	7,288,697
Lloyds Banking Group PLC 1.985% 12/15/31 (d)	GBP	1,500,000	2,086,841
M&G PLC 6.5% 10/20/48 (Reg. S) (d)		200,000	237,050
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	600,000	861,981
4.5% 7/10/27 (Reg. S)	GBP	2,420,000	3,580,879
Rolls-Royce PLC:
3.375% 6/18/26	GBP	3,820,000	5,270,995
3.625% 10/14/25 (c)		2,345,000	2,374,313
5.75% 10/15/27 (Reg. S)	GBP	100,000	151,399
Royal Bank of Scotland Group PLC:
2.105% 11/28/31 (Reg. S) (d)	GBP	2,450,000	3,405,373
3.622% 8/14/30 (Reg. S) (d)	GBP	650,000	958,948
SSE PLC 4.75% 9/16/77 (Reg. S) (d)		9,240,000	9,556,285
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	1,050,000	1,548,691
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	780,000	923,075
Virgin Money UK PLC:
2.625% 8/19/31 (Reg. S) (d)	GBP	1,100,000	1,542,358
3.125% 6/22/25 (Reg. S) (d)	GBP	1,400,000	2,031,890
5.125% 12/11/30 (Reg. S) (d)	GBP	1,500,000	2,313,158
Vodafone Group PLC:
2.625% 8/27/80 (Reg. S) (d)	EUR	1,350,000	1,656,703
6.25% 10/3/78 (Reg. S) (d)		2,055,000	2,269,542
Whitbread PLC 3.375% 10/16/25 (Reg. S)	GBP	2,800,000	4,108,702

TOTAL UNITED KINGDOM			83,550,932

United States of America - 1.7%
BAT Capital Corp. 3.557% 8/15/27		1,100,000	1,177,938
Ford Motor Credit Co. LLC:
2.748% 6/14/24	GBP	1,700,000	2,383,893
4.535% 3/6/25	GBP	200,000	296,372
MPT Operating Partnership LP/MPT Finance Corp. 2.5% 3/24/26	GBP	2,700,000	3,804,267

TOTAL UNITED STATES OF AMERICA			7,662,470

TOTAL NONCONVERTIBLE BONDS
(Cost $242,659,667)			251,504,611

U.S. Government and Government Agency Obligations - 2.8%
U.S. Treasury Obligations - 2.8%
U.S. Treasury Bonds:
2.5% 2/15/45 (g)		$59,000	$63,835
3% 5/15/47 (g)		297,000	353,163
U.S. Treasury Notes:
0.75% 3/31/26 (g)(h)		12,220,000	12,165,105
2.625% 2/15/29 (g)		220,000	241,244
			12,823,347
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,751,354)			12,823,347

Foreign Government and Government Agency Obligations - 7.3%
Germany - 5.3%
German Federal Republic:
0% 11/15/27 (Reg. S)	EUR	$1,260,000	$1,540,250
0% 2/15/31 (Reg. S)	EUR	700,000	850,284
0% 5/15/35 (Reg. S)	EUR	18,585,000	22,066,692
2.5% 7/4/44	EUR	150,000	272,821

TOTAL GERMANY			24,730,047

United Kingdom - 2.0%
United Kingdom, Great Britain and Northern Ireland:
0.625% 7/31/35 (Reg. S)	GBP	520,000	677,364
1.25% 10/22/41 (Reg. S)	GBP	1,550,000	2,157,217
1.75% 9/7/37 (Reg. S) (g)	GBP	3,005,000	4,544,897
1.75% 1/22/49(Reg. S) (g)	GBP	1,040,000	1,611,202
3.25% 1/22/44	GBP	200,000	387,155

TOTAL UNITED KINGDOM			9,377,835

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $34,953,859)			34,107,882

Preferred Securities - 28.8%
Australia - 1.3%
QBE Insurance Group Ltd.:
5.25% (Reg. S) (d)(e)		2,430,000	2,579,704
5.875% (c)(d)(e)		3,305,000	3,633,789

TOTAL AUSTRALIA			6,213,493

Canada - 0.9%
Bank of Nova Scotia:
4.65% (d)(e)		2,395,000	2,479,218
4.9% (d)(e)		1,380,000	1,519,515

TOTAL CANADA			3,998,733

France - 3.9%
BNP Paribas SA 6.625% (Reg. S) (d)(e)		2,150,000	2,394,878
Danone SA 1.75% (Reg. S) (d)(e)	EUR	4,500,000	5,467,050
EDF SA 5.25% (Reg. S) (d)(e)		8,620,000	9,209,946
Societe Generale 7.875% (Reg. S) (d)(e)		800,000	896,494

TOTAL FRANCE			17,968,368

Germany - 2.5%
Bayer AG 2.375% 11/12/79 (Reg. S) (d)	EUR	9,500,000	11,442,081
Ireland - 0.5%
AIB Group PLC 6.25% (Reg. S) (d)(e)	EUR	1,620,000	2,187,672
Italy - 0.9%
Enel SpA 2.5% (Reg. S) (d)(e)	EUR	3,450,000	4,342,964
Luxembourg - 3.3%
Aroundtown SA 3.375% (Reg. S) (d)(e)	EUR	6,200,000	7,765,331
CPI Property Group SA 3.75% (Reg. S) (d)(e)	EUR	1,900,000	2,250,925
Grand City Properties SA 1.5% (Reg. S) (d)(e)	EUR	4,800,000	5,565,725

TOTAL LUXEMBOURG			15,581,981

Netherlands - 8.3%
AerCap Holdings NV 5.875% 10/10/79 (d)		4,550,000	4,796,794
AT Securities BV 5.25% (Reg. S) (d)(e)		2,250,000	2,461,247
Deutsche Annington Finance BV 4% (Reg. S) (d)(e)	EUR	2,000,000	2,462,710
Stichting AK Rabobank Certificaten 2.1878% (Reg. S) (d)(e)(i)	EUR	1,450,075	2,312,833
Telefonica Europe BV 2.625% (Reg. S) (d)(e)	EUR	4,200,000	5,098,110
Volkswagen International Finance NV:
2.5%(Reg. S) (d)(e)	EUR	495,000	599,512
2.7%(Reg. S) (d)(e)	EUR	13,000,000	16,083,817
3.875% (Reg. S) (d)(e)	EUR	3,700,000	4,876,396

TOTAL NETHERLANDS			38,691,419

Spain - 0.5%
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (d)(e)	EUR	1,800,000	2,307,503
Sweden - 1.8%
Heimstaden Bostad AB 3.248% (Reg. S) (d)(e)	EUR	4,710,000	5,845,962
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (d)(e)	EUR	2,000,000	2,387,733

TOTAL SWEDEN			8,233,695

Switzerland - 1.9%
Credit Suisse Group AG 7.5% (Reg. S) (d)(e)		7,230,000	8,050,165
UBS Group AG 7% (Reg. S) (d)(e)		500,000	588,909

TOTAL SWITZERLAND			8,639,074

United Kingdom - 3.0%
Aviva PLC 6.125% (d)(e)	GBP	3,900,000	5,983,327
Barclays Bank PLC 7.625% 11/21/22		1,881,000	2,067,447
Barclays PLC 7.125% (d)(e)	GBP	200,000	316,948
HSBC Holdings PLC 6.375% (d)(e)		3,050,000	3,449,278
SSE PLC 3.74% (Reg. S) (d)(e)	GBP	1,550,000	2,279,950

TOTAL UNITED KINGDOM			14,096,950

TOTAL PREFERRED SECURITIES
(Cost $126,816,304)			133,703,933
		Shares	Value

Money Market Funds - 6.9%
Fidelity Cash Central Fund 0.06% (j)
(Cost $32,174,882)		32,168,449	32,174,882

Purchased Swaptions - 0.0%(k)
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option with an exercise rate of 2.75% on a credit default swap with BNP Paribas SA to buy protection on the 5-Year iTraxx Europe Crossover Series 35 Index expiring September 2021, paying 5% quarterly.	9/15/21	EUR 44,950,000	$241,782
TOTAL PURCHASED SWAPTIONS
(Cost $723,430)			241,782
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $450,079,496)			464,556,437
NET OTHER ASSETS (LIABILITIES) - 0.1%			331,102
NET ASSETS - 100%			$464,887,539

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	26	Sept. 2021	$2,753,002	$14,461	$14,461
Eurex Euro-Bobl Contracts (Germany)	13	Sept. 2021	2,067,889	1,259	1,259
Eurex Euro-Bund Contracts (Germany)	50	Sept. 2021	10,233,615	40,883	40,883
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	27	Sept. 2021	6,506,779	121,568	121,568
TME 10 Year Canadian Note Contracts (Canada)	130	Sept. 2021	15,261,052	170,534	170,534
TOTAL BOND INDEX CONTRACTS					348,705
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	8	Sept. 2021	1,762,563	(2,516)	(2,516)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	244	Sept. 2021	30,116,844	(43,006)	(43,006)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	99	Sept. 2021	15,914,250	502,520	502,520
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	151	Sept. 2021	22,227,672	411,318	411,318
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	118	Sept. 2021	22,737,125	1,060,444	1,060,444
TOTAL TREASURY CONTRACTS					1,928,760

TOTAL PURCHASED					2,277,465

Sold
Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	108	Sept. 2021	19,137,679	(143,509)	(143,509)
TOTAL FUTURES CONTRACTS					$2,133,956

The notional amount of futures purchased as a percentage of Net Assets is 27.9%

The notional amount of futures sold as a percentage of Net Assets is 4.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $141,960,166.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
GBP	119,000	USD	164,758	JPMorgan Chase Bank, N.A.	7/1/21	$(145)
GBP	973,000	USD	1,344,725	JPMorgan Chase Bank, N.A.	7/2/21	1,226
USD	49,258	CAD	61,000	JPMorgan Chase Bank, N.A.	7/2/21	48
EUR	3,021,000	USD	3,610,817	JPMorgan Chase Bank, N.A.	8/5/21	(26,093)
EUR	587,000	USD	701,151	State Street Bank And Tr Co	8/5/21	(4,616)
GBP	119,000	USD	165,489	Royal Bank Of Canada	8/5/21	(860)
GBP	206,000	USD	286,457	State Street Bank And Tr Co	8/5/21	(1,469)
USD	61,667	CAD	76,000	Goldman Sachs Bank USA	8/5/21	358
USD	917,821	EUR	768,000	Bank Of America, N.A.	8/5/21	6,511
USD	141,941,179	EUR	118,932,000	Citibank, N.A.	8/5/21	816,270
USD	490,608	EUR	411,000	Citibank, N.A.	8/5/21	2,914
USD	828,818	EUR	696,000	JPMorgan Chase Bank, N.A.	8/5/21	2,943
USD	197,763	EUR	166,000	JPMorgan Chase Bank, N.A.	8/5/21	787
USD	88,638,893	GBP	63,608,000	Citibank, N.A.	8/5/21	641,487
USD	121,848	GBP	88,000	JPMorgan Chase Bank, N.A.	8/5/21	106
USD	1,657,215	GBP	1,199,000	JPMorgan Chase Bank, N.A.	8/5/21	(1,522)
USD	69,943,000	EUR	58,515,996	JPMorgan Chase Bank, N.A.	9/17/21	444,692
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$1,882,637
					Unrealized Appreciation	1,917,342
					Unrealized Depreciation	(34,705)

For the period, the average contract value for forward foreign currency contracts was $337,092,161. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Akzo Nobel NV	Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 5,250,000	$(158,608)	$101,542	$(57,066)
Assicurazioni Generali SpA	Jun. 2026	BNP Paribas SA	(1%)	Quarterly	EUR 1,700,000	(42,474)	42,530	56
Assicurazioni Generali SpA	Jun. 2026	BNP Paribas SA	(1%)	Quarterly	EUR 2,000,000	(49,970)	49,836	(134)
BMW Finance NV	Jun. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 3,650,000	(130,734)	111,324	(19,410)
Barclays PLC	Jun. 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 3,700,000	(106,072)	94,248	(11,824)
Daimler AG	Jun. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 3,700,000	(109,422)	88,078	(21,344)
Deutsche Bank AG	Jun. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 3,750,000	(56,932)	7,686	(49,246)
Gas Natural Capital Markets SA	Jun. 2022	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 1,800,000	(19,220)	6,474	(12,746)
Sanpaolo SpA	Jun. 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 3,700,000	(90,548)	69,657	(20,891)
Shell International Finance BV	Jun. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 3,650,000	(127,268)	125,875	(1,393)
Standard Chartered Bank	Jun. 2022	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 920,000	(9,290)	(2,604)	(11,894)
Volvo Treas AB	Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 850,000	(23,424)	12,468	(10,956)

TOTAL CREDIT DEFAULT SWAPS						$(923,962)	$707,114	$(216,848)

For the period, the average monthly notional amount for swaps in the aggregate was $31,178,847.

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,115,464 or 6.9% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,898,121.

 (h) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $205,082.

 (i) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) For the period, the average monthly notional amount for purchased swaptions was $51,268,443.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,627
Fidelity Securities Lending Cash Central Fund	1
Total	$11,628

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$53,135,260	$90,251,767	$111,212,189	$44	$--	$32,174,882	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	--	390,343	390,343	--	--	--	0.0%
Total	$53,135,260	$90,642,110	$111,602,532	$44	$--	$32,174,882

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$251,504,611	$--	$251,504,611	$--
U.S. Government and Government Agency Obligations	12,823,347	--	12,823,347	--
Foreign Government and Government Agency Obligations	34,107,882	--	34,107,882	--
Preferred Securities	133,703,933	--	133,703,933	--
Money Market Funds	32,174,882	32,174,882	--	--
Purchased Swaptions	241,782	--	241,782	--
Total Investments in Securities:	$464,556,437	$32,174,882	$432,381,555	$--
Derivative Instruments:
Assets
Futures Contracts	$2,322,987	$2,322,987	$--	$--
Forward Foreign Currency Contracts	1,917,342	--	1,917,342	--
Total Assets	$4,240,329	$2,322,987	$1,917,342	$--
Liabilities
Futures Contracts	$(189,031)	$(189,031)	$--	$--
Forward Foreign Currency Contracts	(34,705)		(34,705)
Swaps	(923,962)	--	(923,962)	--
Total Liabilities	$(1,147,698)	$(189,031)	$(958,667)	$--
Total Derivative Instruments:	$3,092,631	$2,133,956	$958,675	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$241,782	$0
Swaps(b)	0	(923,962)
Total Credit Risk	241,782	(923,962)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	1,917,342	(34,705)
Total Foreign Exchange Risk	1,917,342	(34,705)
Interest Rate Risk
Futures Contracts(d)	2,322,987	(189,031)
Total Interest Rate Risk	2,322,987	(189,031)
Total Value of Derivatives	$4,482,111	$(1,147,698)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
Citibank, N.A.	$1,460,671	$(606,388)	$--	$--	$854,283
JPMorgan Chase Bank, N.A.	449,802	(224,380)	--	--	225,422
BNP Paribas SA	241,782	(92,444)	--	--	149,338
Bank Of America, N.A.	6,511	--	--	--	6,511
Goldman Sachs Bank USA	358	(28,510)	--	--	(28,152)
Royal Bank Of Canada	--	(860)	--	--	(860)
State Street Bank And Tr Co	--	(6,085)	--	--	(6,085)
Exchange Traded Futures	2,322,987	(189,031)	--	--	2,133,956
Total	$4,482,111	$(1,147,698)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $417,904,614)	$432,381,555
Fidelity Central Funds (cost $32,174,882)	32,174,882
Total Investment in Securities (cost $450,079,496)		$464,556,437
Foreign currency held at value (cost $638,716)		636,946
Unrealized appreciation on forward foreign currency contracts		1,917,342
Receivable for fund shares sold		47,097
Dividends receivable		5,707
Interest receivable		3,347,996
Distributions receivable from Fidelity Central Funds		1,001
Receivable for daily variation margin on futures contracts		345,285
Total assets		470,857,811
Liabilities
Payable for investments purchased
Regular delivery	$3,931,966
Delayed delivery	928,331
Unrealized depreciation on forward foreign currency contracts	34,705
Payable for fund shares redeemed	141,522
Bi-lateral OTC swaps, at value	923,962
Other payables and accrued expenses	9,786
Total liabilities		5,970,272
Net Assets		$464,887,539
Net Assets consist of:
Paid in capital		$456,245,374
Total accumulated earnings (loss)		8,642,165
Net Assets		$464,887,539
Net Asset Value, offering price and redemption price per share ($464,887,539 ÷ 4,532,346 shares)		$102.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$2,403,154
Interest		3,037,022
Income from Fidelity Central Funds (including $1 from security lending)		11,628
Income before foreign taxes withheld		5,451,804
Less foreign taxes withheld		(43,570)
Total income		5,408,234
Expenses
Custodian fees and expenses	$11,893
Independent directors' fees and expenses	590
Miscellaneous	4
Total expenses before reductions	12,487
Expense reductions	(58)
Total expenses after reductions		12,429
Net investment income (loss)		5,395,805
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,175,388
Fidelity Central Funds	44
Forward foreign currency contracts	3,570,562
Foreign currency transactions	(65,422)
Futures contracts	(6,937,509)
Swaps	(81,282)
Total net realized gain (loss)		3,661,781
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(14,421,867)
Forward foreign currency contracts	3,055,197
Assets and liabilities in foreign currencies	(186,457)
Futures contracts	2,183,964
Swaps	(115,822)
Total change in net unrealized appreciation (depreciation)		(9,484,985)
Net gain (loss)		(5,823,204)
Net increase (decrease) in net assets resulting from operations		$(427,399)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,395,805	$11,558,318
Net realized gain (loss)	3,661,781	(3,700,232)
Change in net unrealized appreciation (depreciation)	(9,484,985)	24,258,098
Net increase (decrease) in net assets resulting from operations	(427,399)	32,116,184
Distributions to shareholders	(6,736,862)	(20,857,055)
Affiliated share transactions
Proceeds from sales of shares	22,226,726	186,892,372
Reinvestment of distributions	6,736,862	20,857,055
Cost of shares redeemed	(12,859,629)	(73,603,628)
Net increase (decrease) in net assets resulting from share transactions	16,103,959	134,145,799
Total increase (decrease) in net assets	8,939,698	145,404,928
Net Assets
Beginning of period	455,947,841	310,542,913
End of period	$464,887,539	$455,947,841
Other Information
Shares
Sold	217,394	1,810,524
Issued in reinvestment of distributions	65,956	202,349
Redeemed	(125,651)	(705,114)
Net increase (decrease)	157,699	1,307,759

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Credit Central Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$104.23	$101.26	$94.83	$99.80	$100.00
Income from Investment Operations
Net investment income (loss)B	1.207	3.060	2.744	2.597	1.214
Net realized and unrealized gain (loss)	(1.344)	5.002	9.957	(3.725)	.970
Total from investment operations	(.137)	8.062	12.701	(1.128)	2.184
Distributions from net investment income	(.549)	(3.418)	(3.022)C	(2.398)	(.922)
Distributions from net realized gain	(.974)	(1.674)	(3.040)C	(1.444)	(.415)
Tax return of capital	–	–	(.209)	–	(1.047)
Total distributions	(1.523)	(5.092)	(6.271)	(3.842)	(2.384)
Net asset value, end of period	$102.57	$104.23	$101.26	$94.83	$99.80
Total ReturnD,E	(.12)%	8.11%	13.57%	(1.13)%	2.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.01%H	.01%	.01%	.01%	.01%H
Expenses net of fee waivers, if any	.01%H	.01%	.01%	.01%	.01%H
Expenses net of all reductions	.01%H	.01%	.01%	.01%	.01%H
Net investment income (loss)	2.38%H	2.97%	2.72%	2.66%	2.17%H
Supplemental Data
Net assets, end of period (000 omitted)	$464,888	$455,948	$310,543	$172,196	$106,300
Portfolio turnover rateI	70%H	67%	84%	85%	85%H

 A For the period June 13, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity International Credit Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales, futures transactions and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,911,610
Gross unrealized depreciation	(4,439,023)
Net unrealized appreciation (depreciation)	$18,472,587
Tax cost	$449,883,595

The Fund elected to defer to its next fiscal year approximately $6,96,264 of ordinary losses recognized during the period November 1, 2020 to December 31, 2020.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(1,202,046)	$(410,237)
Swaps	(81,282)	(115,822)
Total Credit Risk	(1,283,328)	(526,059)
Foreign Exchange Risk
Forward Foreign Currency Contracts	3,570,562	3,055,197
Total Foreign Exchange Risk	3,570,562	3,055,197
Interest Rate Risk
Futures Contracts	(6,937,509)	2,183,964
Total Interest Rate Risk	(6,937,509)	2,183,964
Totals	$(4,650,275)	$4,713,102

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Credit Central Fund	173,108,933	144,291,741

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity International Credit Central Fund	1,709

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Credit Central Fund	$–	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $58.

9. Other.

Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Risks of Investing in European Countries.

There continues to be uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of investments in the region or with exposure to the region.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity International Credit Central Fund	.0055%
Actual		$1,000.00	$998.80	$.03
Hypothetical-C		$1,000.00	$1,024.77	$.03

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ICF-SANN-0821
1.9882754.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2021